Overview and Summary of Significant Accounting Policies - Advertising and Internal Use Software and Website Development Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Advertising expense	$ 484	$ 438	$ 350
Property, Plant and Equipment [Line Items]
Capitalized internally developed software and website development costs	301	309
Amortization expense of previously capitalized internally developed software and website development costs	$ 262	$ 262	$ 208
Minimum | Internal use software and website development costs
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Maximum | Internal use software and website development costs
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years